Loss Per Share (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Numerator:
Net loss attributable to shareholders of the Company	¥ (742,645,232)	¥ (381,721,019)	¥ (141,999,507)
Denominator:
Basic weighted average number of ordinary shares	128,096,505	121,582,945	106,721,987
Diluted weighted average number of ordinary shares	128,096,505	121,582,945	106,721,987
Basic loss per ordinary share (in RMB)	¥ (5.80)	¥ (3.14)	¥ (1.33)
Diluted loss per ordinary share (in RMB)	¥ (5.80)	¥ (3.14)	¥ (1.33)